SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Major Asset Categories (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Buildings, plant and equipment1
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Minimum | Underground mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum | Light vehicles and other mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Minimum | Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Maximum | Buildings, plant and equipment1
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	34 years
Maximum | Underground mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	7 years
Maximum | Light vehicles and other mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	7 years
Maximum | Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	7 years